LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Schedule of Inputs to Black-Scholes Model) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price			$ 26.25
Exercise price			$ 34.50
Expected life			2 years 6 months
Expected volatility	59.00%	59.00%	63.00%
Assumed dividend rate		0.00%
Risk-free interest rate - Minimum	0.13%	0.13%
Risk-free interest rate - Maximum	2.97%	2.97%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price	$ 3.75	$ 3.75
Exercise price	$ 0.75	$ 0.75
Expected life	2 years	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price	$ 37.50	$ 37.50
Exercise price	$ 26.613	$ 24.38
Expected life	6 years 6 months	6 years 6 months